ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Preliminary Estimated Fair Values of Assets Acquired and Liabilities

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date. We are in the process of finalizing the valuation of certain assets acquired and liabilities assumed; thus, the amounts below are subject to change until finalized.

Cash	$3.0
Trade receivables	65.2
Inventories	58.2
Other current assets	26.1
Plants, equipment and facilities	67.9
Amortizable intangible assets	175.2
Goodwill	184.4
Deferred tax assets	0.4
Other non-current assets	5.3
Deferred tax liabilities	(52.5)
Other current and non-current liabilities	(109.4)

Total acquisition consideration allocation	$423.8

Schedule of Estimated Fair Value of Intangible Assets

Intangible assets include the following:

	Estimated Fair Value	Remaining Useful Lives (Years)
Customer relationships	$141.9	16
Technology—Structural Materials: Aerospace & Defense	$14.3	21
Technology—Structural Materials: Other industries	$9.2	6
Trademarks and trade names	$9.8	8

Unaudited Pro Forma Consolidated Results of Operations

The following table reflects the unaudited pro forma consolidated results of operations as if the acquisition had taken place on January 1, 2011:

Years Ended December 31	2012	2011
Net revenue	$1,896.2	$1,784.2
Net income attributable to Cytec	$112.1	$98.5
Diluted earnings per share from continuing operations	$2.40	$2.01

Schedule of Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the final assigned fair values of the assets acquired and liabilities assumed as of March 30, 2012:

Inventories	$1.1
Other current assets	0.4
Plants, equipment and facility	6.5
Identifiable intangibles	1.2
Goodwill	20.8
Other, net	0.2

Total purchase price	$30.2